Receivables (Schedule Of Loans Receivable) (Details) - USD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term	$ 15,642	$ 16,202
Loans to franchisees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term	30,596	39,911
Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term	$ 27,192	$ 34,940